ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	Note	2025	2024
Trade		$653.0	$754.3
Amounts receivable from affiliated corporations	25	29.1	33.5
Other		196.8	216.0
		$878.9	$1,003.8